Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net loss	$ (41,989)	$ (38,100)
Add items not affecting cash
Share-based payments	16,983	4,276
Foreign exchange	(3,575)	(104)
Amortisation	324	13,547
Amortisation - office leases	274	102
Interest expense	47	17
Net changes in non-cash working capital items:
Receivables	667	(996)
Prepaid expenses	755	(1,326)
Advances	(2,585)
Accounts payable and accrued liabilities	3,981	603
Compensation shares issued		500
Net cash used in operating activities	(25,118)	(21,481)
Investing activities
Exploration and evaluation assets	(51,257)	(4,493)
Aqualung Carbon Capture pilot plant development	(1,778)
Purchase of plant and equipment	(199)
Patent	(41)
Demonstration plant (formerly pilot plant)		(1,762)
Purchase of Aqualung Carbon Capture AS shares		(3,114)
Net cash used in investing activities	(53,275)	(9,369)
Financing activities
Exercise of options	5,407	4,412
Lease payments	(314)	(109)
Share issuance costs	(75)	(217)
Proceeds from private placement		120,452
Exercise of warrants		7,389
Net cash from financing activities	5,018	131,927
Effect of exchange rates on cash	3,922
Net change in cash	(69,453)	101,077
Cash, beginning of year	129,065	27,988
Cash, end of year	$ 59,612	$ 129,065